Other Gains (Losses) (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2024
Analysis of income and expense [abstract]
Unrealized gain (loss) on derivative assets	$ (15,797)	$ 2,540
Unrealized gain on derivative liability	27,663	9,158
Gain (loss) on disposal of assets held for sale and property, plant and equipment	(914)	1,158
Gain on contingent consideration	5,238	9,760
Contract termination fee	(2,750)	0
Government grant income (expense)	0	12,547
Provisions	(4,145)	1,501
Realized loss on repurchase of convertible debt	(10,874)	(9,244)
Other gains	(3,363)	1,669
Total other gains (losses)	$ (4,942) [1]	$ 29,089

[1]	Comparative information has been adjusted due to discontinued operations see Note 11(b).